As filed with the U.S. Securities and Exchange Commission on August 15, 2013

Securities Act File No. 33-19229

Investment Company Act of 1940 File No. 811-5430

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 125	☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 123	☒

(Check appropriate box or boxes)

SSgA FUNDS

(Exact Name of Registrant as Specified in Charter)

One Lincoln Street

Boston, Massachusetts 02111

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (617) 664-2426

Name and Address of Agent for Service:	Copies to:
Joshua A. Weinberg	Philip H. Newman, Esq.
Vice President and Counsel	Goodwin Procter LLP
SSgA Funds Management, Inc.	Exchange Place
One Lincoln Street	Boston, Massachusetts 02109
Boston, Massachusetts 02111-2900

It is proposed that this filing will become effective under Rule 485:

☐	immediately upon filing pursuant to paragraph (b)
☒	on September 13, 2013 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:

This Post-Effective Amendment No. 125 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until September 13, 2013, the effectiveness of Post-Effective Amendment No. 113 to the Registrant’s Registration Statement on Form N-1A related to the SSgA SSARIS Managed Futures Strategy Fund, which was filed pursuant to Rule 485(a) under the Securities Act on December 11, 2012 (the “Amendment”).

The effectiveness of the Amendment was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 pursuant to Post-Effective Amendment No. 124 filed on July 18, 2013.

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 15th day of August, 2013.

SSGA FUNDS, REGISTRANT

/s/ Ellen M. Needham
By: Ellen M. Needham President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities as indicated on August 15, 2013.

Signature	Title
/s/ William L. Marshall* William L. Marshall	Trustee

/s/ Scott F. Powers* Scott F. Powers	Trustee

/s/ Patrick J. Riley* Patrick J. Riley	Trustee

/s/ Richard D. Shirk* Richard D. Shirk	Trustee

/s/ Bruce D. Taber * Bruce D. Taber	Trustee

/s/ Laura F. Dell Laura F. Dell	Treasurer and Principal Financial Officer

/s/ Ellen M. Needham	President and Principal Executive Officer
Ellen M. Needham

/s/ David James
*By: David James Attorney-in-fact Pursuant to Power of Attorney